North Square Kennedy MicroCap Fund

TICKER: Class A: NKAAX*

TICKER: Class I: NKMCX

Summary Prospectus

June 8, 2024

Before you invest, you may want to review the North Square Kennedy MicroCap Fund’s (the “Fund”) prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information, Reports to Shareholders and other information about the Fund online at https://northsquareinvest.com/fund-reports-holdings. You may also obtain this information at no cost by calling 1-855-551-5521 or by e-mail at info@northsquareinvest.com. The Fund’s Prospectus and Statement of Additional Information, both dated June 8, 2024, are incorporated by reference into this Summary Prospectus.

*Not currently offered.

1

Investment Objective

The investment objective of the North Square Kennedy MicroCap Fund (the “Fund”) is to provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial intermediary and in the section titled “Class A Shares” and in “APPENDIX A – Waivers and Discounts Available from Certain Intermediaries” of the Prospectus.

		Class A Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.75%		None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)		None¹		None
Redemption fee (as a percentage of amount redeemed)		None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		1.20%		1.20%
Distribution and service (Rule 12b-1) fees		0.25%		None
Other expenses		0.48%		0.48%
Shareholder service fee	0.15%		0.15%
All other expenses[2]	0.33%		0.33%
Total annual fund operating expenses		1.93%		1.68%
Fees waived and/or expenses reimbursed		(0.21)%		(0.21)%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[3]		1.72%		1.47%

1.	No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
2.	“All Other Expenses” are estimated for the current fiscal year.
3.	North Square Investments, LLC (“North Square” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.72% and 1.47% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until September 30, 2025, and it may be terminated before that date only by the Board of Trustees. North Square is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived, payments made or expenses reimbursed to the Fund for a period ending 36 months after the date of the waiver, payment or reimbursement. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver until September 30, 2025). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years
Class A shares	$740	$1,127
Class I shares	$150	$509

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Since the Fund has yet to commence operations, no portfolio turnover information is available for its most recently completed fiscal year.

Summary Prospectus	2	North Square Kennedy MicroCap Fund

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of micro-capitalization companies. The Fund considers micro-capitalization companies to be companies with market capitalizations generally within the ranges of the Russell Microcap® Index at the time of purchase. As of December 31, 2023, the market capitalization range of the Russell Microcap® Index was between $0.63 million and $7.9 billion. The Fund’s investments in equity securities may include common and preferred stock, convertible securities, securities of real estate investment trusts (“REITs”) and shares of investment companies, including exchange-traded funds (“ETFs”) designed to track micro-cap indices. While the Fund invests primarily in equity securities of U.S. issuers, it may invest in securities of foreign issuers, including those in emerging market countries or developing countries as defined by the World Bank, International Finance Corporation or the Morgan Stanley Capital International (MSCI) emerging market indices or other comparable indices. Investments in such foreign issuers are not expected to exceed 20% of the Fund’s net assets. The Fund follows an investing style that favors core investments.

The Fund’s sub-adviser, Kennedy Capital Management LLC (“Kennedy Capital” or the “Sub-Adviser”), utilizes fundamental, bottom-up research to identify companies that are able to reinvest in their businesses at attractive rates of return, and invest in those companies when prices do not, in the view of the Sub-Adviser, adequately reflect the companies’ potential value creation from those investments, including their anticipated growth prospects. The Sub-Adviser believes that the operating cash-flow returns of a business is the best measure of a company’s performance and that the ability to reinvest cash flows into high return projects creates a powerful compounding effect, which in turn creates value for shareholders over time. The Sub-Adviser employs a research team of sector-specific analysts to perform fundamental analysis on new potential ideas for the strategy, as well as existing holdings, in order to invest across the full spectrum of opportunities. Each company under consideration for investment is initially classified by the Sub-Adviser’s research team as one of these investment types: (i) Steady Compounder, (ii) Material Positive Change (including growth prospects), (iii) Out of Favor, and (iv) Deep Value. Companies classified as Steady Compounder are established companies that are able to sustain evaluated levels of asset growth, have consistently high or expanding returns on invested capital and have high barriers to entry. Companies classified as Material Positive Change demonstrate structural change (e.g., management divesting an underperforming business segment) that improves asset growth and/or returns on invested capital (“ROIC”) or cash flow return on investment (“CFROI”) have a growth profile post-change and can be found anywhere along the growth life cycle. Companies classified as Out of Favor are those companies whose intrinsic business returns are undervalued and experience near term negative sentiment. Companies classified as Deep Value are those companies with a significant gap between intrinsic and market valuations and whose current levels of growth and ROIC/CFROI may be weak in comparison to their peers. This labor intensive, bottom-up approach, combined with discounted cash-flow valuation analysis, forms the basis of the Sub-Adviser’s investment process.

The Sub-Adviser may sell all or a portion of a position of the Fund’s portfolio holding when in its opinion one or more of the following occurs, among other reasons: (i) there is a change in the Sub-Adviser’s analysis on a particular issuer; (ii) a company’s stock price is at the high end of the company’s historical range; (iii) the issuer’s fundamentals deteriorate; (iv) the Sub-Adviser identifies more attractive investment opportunities for the Fund; (v) the issuer’s market capitalization consistently exceeds the capitalization range of the Russell Microcap® Index; or (vi) the Fund requires cash to meet redemption requests.

The Fund also may invest in American, European, and Global Depositary Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. The Fund may also invest in initial public offerings (“IPOs”) of equity securities.

Principal Risks of Investing

Risk is inherent in all investing, including an investment in the Fund. An investment in the Fund involves risk, including the following principal risks, among others: Equity Risk, Preferred Stock Risk, Convertible Securities Risk, Sector Focus Risk, Portfolio Turnover Risk, Market Risk, Micro-Cap and Small-Cap-Sized Company Risk, Growth-Oriented Investment Strategies Risk, Value-Oriented Investment Strategies Risk, Reliance on Technology Risk, Cybersecurity Risk, ETF and Mutual Funds Risk, Real Estate Investments Trust Risk, Liquidity Risk, Currency Risk, Foreign Investment Risk, Emerging Market Risk, Initial Public Offering (“IPO”) Risk, Limited Operating History Risk and Management and Strategy Risk. Summary descriptions of these and other principal risks of investing in the Fund are set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Convertible Securities Risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are frequently issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

Summary Prospectus	3	North Square Kennedy MicroCap Fund

Real Estate Investment Trust (“REIT”) Risk. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

ETF and Mutual Funds Risk. The Fund’s investment in ETFs and mutual funds (including other funds managed by the Adviser), generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. It may also be more expensive for the Fund to invest in an ETF or mutual fund than to own the portfolio securities of these investment vehicles directly. An ETF may also trade at a discount to its net asset value. Investing in ETFs or mutual funds involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund may invest in underlying funds which invest a larger portion of their assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. The Fund will be indirectly exposed to the risks of the portfolio assets held by an underlying fund in which the Fund invests, including, but not limited to, derivatives, currencies and leverage risk.

Sector Focus Risk. The Fund may from time to time invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Portfolio Turnover Risk. High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, including war, public health crises (including the occurrence of a contagious disease or illness, such as COVID-19), changes in the general outlook for corporate earnings, inflation, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Micro-Cap and Small-Cap-Sized Company Risk. The securities of micro- and small-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large-capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Reliance on Technology Risk. The Fund’s trading strategies are highly reliant on technology, including hardware, software and telecommunications systems. In addition, data gathering, research, forecasting, order execution, trade allocation, risk management, operational, back office and accounting systems are all highly automated and computerized. Such automation and computerization relies on an extensive amount of both proprietary software and third party hardware and software.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid investments may also be difficult to value.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and differences and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less

Summary Prospectus	4	North Square Kennedy MicroCap Fund

supervision and regulation than U.S. financial firms. Foreign securities include ADRs, EDRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems. In addition, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries, and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.

Initial Public Offering (“IPO”) Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Limited Operating History Risk. The Fund is a recently organized series of an open-end management investment company and has limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

Management and Strategy Risk. The value of your investment depends on the judgment of the Adviser or Sub-Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Adviser or Sub-Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Performance

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. In addition, shareholder reports containing financial and performance information will be available to shareholders semi-annually. Updated performance information is available at the Fund’s website, www.northsquareinvest.com, or by calling the Fund at 1-855-551-5521.

Investment Adviser and Sub-Adviser

North Square Investments, LLC is the Fund’s investment adviser. Kennedy Capital Management LLC (“Kennedy Capital” or the “Sub-Adviser”) is the Fund’s investment sub-adviser.

Portfolio Manager

The Sub-Adviser’s portfolio manager is Sean McMahon. Mr. McMahon is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. McMahon has been the portfolio manager of the Fund since the Fund’s inception in June 2024.

Purchase and Sale of Fund Shares

Currently, the Fund offers Class A Shares and Class I Shares. To purchase shares of the Fund, you must invest at least the minimum amount shown for each class in the chart below.

Minimum Investments	To Open Your Account	To Add to Your Account
Class A Shares
All Accounts	$1,000	$100
Class I Shares
All Accounts	$100,000	None

As described below, the minimums can be waived in certain circumstances and by certain financial institutions.

Fund shares are redeemable on any business day the New York Stock Exchange (the “NYSE”) is open for business, by written request or by telephone.

Tax Information

The Fund’s distributions are generally taxable and will ordinarily be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). Shareholders investing through such tax-advantaged arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Prospectus	5	North Square Kennedy MicroCap Fund